SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Year ended December 31, 2023
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,260	$23,766	$1,544	$26,570

Operating Income (Loss)	524	(99)	(3,676)	(3,359)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$8	$2,519	$174	$2,701

	Year ended December 31, 2022
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,384	$15,628	$637	$17,649

Operating loss	680	(3,993)	(2,692)	(6,005)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$30	$1,590	$50	$1,640

	Year ended December 31, 2021
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,634	$8,904	$1,729	$12,267

Operating loss	400	(3,004)	(4,133)	(6,737)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$47	$1,543	$214	$1,804

Schedule of reconciliation of operating profit (loss) from segments to consolidated

	Year ended December 31,
	2023	2022	2021
Operating loss
Total operating loss of reportable segments	$(3,359)	$(6,005)	(6,737)
Financial expenses, net	(663)	(1,751)	(3,396)
Loss before income taxes	$(4,022)	$(7,756)	(10,133)

Schedule of external customer revenues by geographic area
	Year ended December 31,
	2023		2022		2021
	Total Revenues	Property and Equipment, net	Total revenues	Property and Equipment, net	Revenues	Property and Equipment, net

Africa	$1,455	$-	$374	$-	$1,586	-
European countries	17,673	-	9,559	-	2,912	-
South America	12	-	-	-	37	-
United States	6,766	21	6,877	38	6,820	47
Israel	585	2,680	693	1,602	757	1,757
APAC	79	-	146	-	155	-

	$26,570	$2,701	$17,649	$1,640	$12,267	1,804

Schedule of revenues by external customers by products and services

	Year ended December 31,
	2023	2022	2021
Raw materials and equipment	$2,841	$302	1,119
Electronic monitoring	17,819	11,614	6,393
Treatment programs	4,538	3,998	3,292
Maintenance, royalties and project management	1,372	1,735	1,463

	$26,570	$17,649	12,267

Schedule of major customers, percent of total sales
	Year ended December 31,
	2023	2022	2021
Customer A	50%	36%	-
Customer B	9%	-	10%
	59%	36%	10%